Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WISDOMTREE TRUST
(the “Trust”)
Supplement dated April 1, 2021
To the currently effective
Summary Prospectus, Statutory Prospectus and
Statement of Additional Information for the
WisdomTree Managed Futures Strategy Fund (WTMF)
(the “Fund”)
At the recommendation of WisdomTree Asset Management, Inc., the Fund’s investment adviser, the Board of Trustees of the Trust, with respect to the Fund, has approved changes to the Fund’s investment strategies. These changes are scheduled to go into effect on or about June 4, 2021. The Fund’s name, ticker, investment objective, management fee and expense ratio will not change.

CURRENT	NEW
Investment Strategies	The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the WisdomTree Managed Futures Index (the “Benchmark”). The Benchmark is a rules-based indicator designed to capture rising and falling price trends in the commodity, currency and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts. The Benchmark consists of U.S. listed futures contracts on sixteen (16) tangible commodities and eight (8) financial futures. The sixteen (16) commodity futures contracts are: light crude oil, natural gas, gasoline, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. The eight (8) financial futures contracts are: the Australian dollar (“AUD”), British pound sterling (“GBP”), Canadian dollar (“CAD”), Euro (“EUR”), Japanese yen (“JPY”), Swiss franc (“CHF”),
10-year
U.S. Treasury note and
30-year
U.S. Treasury bond. Each type of commodity futures contract and financial futures contract is sometimes referred to as a “Component” of the Benchmark. The twenty (20) Components with the lowest
36-month
rolling volatility are included in the Benchmark.
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to capture rising and falling price trends in the commodity, currency, U.S. equity, and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts.

The Fund can invest in U.S. listed futures contracts on the following twenty-one
(21) commodities: West Texas Intermediate (WTI) Crude Oil, Brent Crude Oil, Heating Oil, Gasoil, RBOB Gasoline, Natural Gas, Gold, Silver, Copper, Aluminum, Lead, Nickel, Tin, Zinc, Live Cattle, Feeder Cattle, Lean Hogs, SRW Wheat, HRW Wheat, Corn, and Unrefined Sugar. A model that evaluates momentum signals specific to each commodity sector is used to select commodity futures and to determine whether a long or short position is taken by the Fund.

The Fund may also hold financial futures contracts on developed and emerging markets currencies as well as on
10-year
U.S. Treasury notes and
30-year
U.S. Treasury bonds.

All Components may be long, short or flat, except for Energy futures (
i.e.
, light crude oil, natural gas, gasoline and heating oil), which are held either long or flat. The Components are asset weighted equally prior to the “Composite Momentum Signal” being applied. The “Composite Momentum Signal” for each Component is determined using short,

The Fund relies on a risk indicator, a correlation signal, and a short-term momentum signal to determine its allocation to U.S. equity futures contracts. The Fund has the ability to enter into both long and short positions on U.S. equity futures contracts. Excess cash after determining effective weights for equity contracts is allocated to U.S. Treasury futures contracts.

medium and longer-term returns (each, a “Signal”) for the Component, based on its rolling schedule. The (3) three Signals are aggregated within the Benchmark, and if all signals are in the same direction, the Benchmark will include the assigned weight. Otherwise, the Benchmark will include two-thirds
of the assigned weight to the Component, with the remaining weight in
3-month
U.S. Treasuries. The direction of the trade (
i.e.
, long or short) for each Component will be based on the direction of the majority of the Signals (except Energy Components, which are not held short and the Benchmark will be flat such Energy Components, with the assigned weight of such Energy Components proportionally allocated to the other Components). The Benchmark is reconstituted and rebalanced monthly based on the framework described above. The Fund invests substantially all of its assets in a combination of commodity and currency-linked investments, U.S. government securities and money market instruments whose collective performance is designed to correspond to the performance of the Benchmark. The Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and
non-U.S.
currency returns. The Fund will invest in listed U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund’s investments are positioned as either “long” or “short” (with the exception of the Energy Components, which will not be short). To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short”

The Fund is rebalanced monthly.

The Fund invests substantially all of its assets in a combination of commodity, currency, and U.S. equity-linked investments, U.S. government securities and money market instruments. The Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and
non-U.S.
currency returns. The Fund will invest in listed U.S. equity and U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund seeks to gain exposure to commodity, currency, fixed income, and equity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end
of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income
requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The Fund generally does not make intra-month adjustments to its portfolio or the direction of its long and short positions. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may have a higher or lower

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, “managed futures” are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed equity, commodity, currency and financial futures contracts described in the Fund’s Prospectus. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments exposure to any Component within the Benchmark at any time. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the Components of the Benchmark (
e.g.
, gold, crude oil) will be considered a separate industry. Neither the Fund nor the Benchmark is leveraged.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end
of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income
requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described herein. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.
Principal Risks
The principal risks currently applicable to the Fund are expected to remain applicable to the Fund after the Fund implements the new strategies, except the Fund will no longer be subject to “Benchmark Risk.” The Fund is expected to be subject to the following additional principal risk:

Models and Data Risk.
While the Fund will be actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

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WisdomTree Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WISDOMTREE TRUST
(the “Trust”)
Supplement dated April 1, 2021
To the currently effective
Summary Prospectus, Statutory Prospectus and
Statement of Additional Information for the
WisdomTree Managed Futures Strategy Fund (WTMF)
(the “Fund”)
At the recommendation of WisdomTree Asset Management, Inc., the Fund’s investment adviser, the Board of Trustees of the Trust, with respect to the Fund, has approved changes to the Fund’s investment strategies. These changes are scheduled to go into effect on or about June 4, 2021. The Fund’s name, ticker, investment objective, management fee and expense ratio will not change.

CURRENT	NEW
Investment Strategies	The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the WisdomTree Managed Futures Index (the “Benchmark”). The Benchmark is a rules-based indicator designed to capture rising and falling price trends in the commodity, currency and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts. The Benchmark consists of U.S. listed futures contracts on sixteen (16) tangible commodities and eight (8) financial futures. The sixteen (16) commodity futures contracts are: light crude oil, natural gas, gasoline, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. The eight (8) financial futures contracts are: the Australian dollar (“AUD”), British pound sterling (“GBP”), Canadian dollar (“CAD”), Euro (“EUR”), Japanese yen (“JPY”), Swiss franc (“CHF”),
10-year
U.S. Treasury note and
30-year
U.S. Treasury bond. Each type of commodity futures contract and financial futures contract is sometimes referred to as a “Component” of the Benchmark. The twenty (20) Components with the lowest
36-month
rolling volatility are included in the Benchmark.
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to capture rising and falling price trends in the commodity, currency, U.S. equity, and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts.

The Fund can invest in U.S. listed futures contracts on the following twenty-one
(21) commodities: West Texas Intermediate (WTI) Crude Oil, Brent Crude Oil, Heating Oil, Gasoil, RBOB Gasoline, Natural Gas, Gold, Silver, Copper, Aluminum, Lead, Nickel, Tin, Zinc, Live Cattle, Feeder Cattle, Lean Hogs, SRW Wheat, HRW Wheat, Corn, and Unrefined Sugar. A model that evaluates momentum signals specific to each commodity sector is used to select commodity futures and to determine whether a long or short position is taken by the Fund.

The Fund may also hold financial futures contracts on developed and emerging markets currencies as well as on
10-year
U.S. Treasury notes and
30-year
U.S. Treasury bonds.

All Components may be long, short or flat, except for Energy futures (
i.e.
, light crude oil, natural gas, gasoline and heating oil), which are held either long or flat. The Components are asset weighted equally prior to the “Composite Momentum Signal” being applied. The “Composite Momentum Signal” for each Component is determined using short,

The Fund relies on a risk indicator, a correlation signal, and a short-term momentum signal to determine its allocation to U.S. equity futures contracts. The Fund has the ability to enter into both long and short positions on U.S. equity futures contracts. Excess cash after determining effective weights for equity contracts is allocated to U.S. Treasury futures contracts.

medium and longer-term returns (each, a “Signal”) for the Component, based on its rolling schedule. The (3) three Signals are aggregated within the Benchmark, and if all signals are in the same direction, the Benchmark will include the assigned weight. Otherwise, the Benchmark will include two-thirds
of the assigned weight to the Component, with the remaining weight in
3-month
U.S. Treasuries. The direction of the trade (
i.e.
, long or short) for each Component will be based on the direction of the majority of the Signals (except Energy Components, which are not held short and the Benchmark will be flat such Energy Components, with the assigned weight of such Energy Components proportionally allocated to the other Components). The Benchmark is reconstituted and rebalanced monthly based on the framework described above. The Fund invests substantially all of its assets in a combination of commodity and currency-linked investments, U.S. government securities and money market instruments whose collective performance is designed to correspond to the performance of the Benchmark. The Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and
non-U.S.
currency returns. The Fund will invest in listed U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund’s investments are positioned as either “long” or “short” (with the exception of the Energy Components, which will not be short). To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short”

The Fund is rebalanced monthly.

The Fund invests substantially all of its assets in a combination of commodity, currency, and U.S. equity-linked investments, U.S. government securities and money market instruments. The Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and
non-U.S.
currency returns. The Fund will invest in listed U.S. equity and U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund seeks to gain exposure to commodity, currency, fixed income, and equity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end
of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income
requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The Fund generally does not make intra-month adjustments to its portfolio or the direction of its long and short positions. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may have a higher or lower

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, “managed futures” are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed equity, commodity, currency and financial futures contracts described in the Fund’s Prospectus. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments exposure to any Component within the Benchmark at any time. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the Components of the Benchmark (
e.g.
, gold, crude oil) will be considered a separate industry. Neither the Fund nor the Benchmark is leveraged.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end
of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income
requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described herein. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.
Principal Risks
The principal risks currently applicable to the Fund are expected to remain applicable to the Fund after the Fund implements the new strategies, except the Fund will no longer be subject to “Benchmark Risk.” The Fund is expected to be subject to the following additional principal risk:

Models and Data Risk.
While the Fund will be actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

*        *        *        *        *        *        *        *        *